Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	23 Months Ended	24 Months Ended	28 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 18, 2023	Feb. 08, 2023	Jul. 09, 2019	May 31, 2015	May 31, 2023	May 31, 2024	May 31, 2020	May 31, 2025	May 31, 2016	May 31, 2024	May 31, 2025	May 31, 2021	May 31, 2017	May 31, 2025	May 31, 2022	May 31, 2018	May 31, 2023	May 31, 2019	May 31, 2024	May 31, 2020	May 31, 2025	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class A/JHFIX)
Accumulated Value				$ 9,600					$ 9,775.228224				$ 10,063.734212			$ 10,020.647944		$ 10,392.978245		$ 10,860.280428		$ 11,747.223349	$ 10,840.464107	$ 10,747.597862	$ 11,129.839619	$ 11,791.286878
C000001865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class C/JSTCX)
Accumulated Value				10,000					10,111.6649				10,337.683362			10,221.611233		10,527.617857		10,924.409038		11,733.74989	10,752.27158	10,585.557717	10,885.805735	11,452.603623
C000001866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class I/JSTIX)
Accumulated Value				250,000					255,353.3975				263,711.252091			262,909.783491		273,889.59539		286,617.179154		311,002.978619	288,239.078279	286,109.697676	298,202.212742	316,327.837839
C000113489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R2/JSNSX)
Accumulated Value				10,000					10,158.4226				10,448.52602			10,391.641737		10,767.083336		11,242.389554		12,150.162257	11,199.491401	11,093.084809	11,497.541122	12,149.379269
C000078712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R4/JSNFX)
Accumulated Value				10,000					10,183.2418				10,500.126464			10,469.699093		10,875.029934		11,383.20377		12,332.026588	11,397.694416	11,298.20189	11,739.379275	12,456.887201
C000078713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R5/JSNVX)
Accumulated Value				10,000					10,219.0489				10,558.224038			10,548.088249		10,978.293505		11,513.612332		12,499.863414	11,573.963531	11,515.01965	11,988.604196	12,725.004089
C000106430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R6/JSNWX)
Accumulated Value				1,000,000					1,021,016.71				1,055,601.833642			1,055,131.394129		1,098,701.536212		1,152,847.195969		1,252,144.611092	1,161,912.15292	1,154,645.868032	1,202,730.067571	1,279,419.829061
C000212730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)
Accumulated Value			$ 10,000				$ 10,373.8283					$ 11,109.339573			$ 10,049.270727		$ 10,068.338314		$ 10,787.425178		$ 11,522.819271
C000212731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)
Accumulated Value			10,000				9,638.0097					11,053.981654			10,393.424561		10,253.373997		11,482.979421		12,336.764778
C000212732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)
Accumulated Value			10,000				10,237.3293					10,751.020978			10,108.362788		10,196.555524		10,873.178352		11,682.649946
C000238026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)
Accumulated Value		$ 10,000			$ 9,970.505					$ 10,841.066184				$ 10,948.222426
C000247081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)
Accumulated Value	$ 10,000					$ 9,823.9645					$ 10,378.86249
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		10,000	10,000					10,299.486				10,462.052263			10,422.858486		11,089.980214		12,134.163068		12,085.036574	11,091.399912	10,853.732729	10,995.431574	11,595.662288
Bloomberg U S Aggregate Bond C000001866 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000					257,487.15				261,551.306577			260,571.462148		277,249.505349		303,354.076695		302,125.914347	277,284.997798	271,343.318228	274,885.789364	289,891.557208
Bloomberg U S Aggregate Bond C000106430 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 1,000,000					$ 1,029,948.6				$ 1,046,205.226307			$ 1,042,285.848592		$ 1,108,998.021394		$ 1,213,416.306777		$ 1,208,503.657383	$ 1,109,139.991186	$ 1,085,373.272906	$ 1,099,543.15745	$ 1,159,566.228826
Bloomberg U S Aggregate Bond C000212730 Index [Member]
Account Value [Line Items]
Accumulated Value							10,811.4019					10,767.63075			9,882.311735		9,670.552966		9,796.805033		10,331.603803
Bloomberg U S Aggregate Bond C000212731 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,811.4019					10,767.63075			9,882.311735		9,670.552966		9,796.805033		10,331.603803
Bloomberg U S Aggregate Bond C000212732 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,811.4019					10,767.63075			9,882.311735		9,670.552966		9,796.805033		10,331.603803
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value		10,000			9,900.1086					10,164.719891				10,370.827477
Bloomberg U S Aggregate Bond C000247081 Index [Member]
Account Value [Line Items]
Accumulated Value						$ 9,919.4259					$ 10,460.918432
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate Bond Index
Accumulated Value			10,000				10,735.0264					11,125.693226			9,982.051845		9,812.468563		10,244.345527		10,819.399468
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Index
Accumulated Value			10,000				9,778.3931					11,262.279116			10,699.225413		10,681.512417		11,874.651454		12,976.139967
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Securitized MBS ABS CMBS Index
Accumulated Value			$ 10,000				$ 10,561.1777					$ 10,547.881283			$ 9,748.634354		$ 9,498.196324		$ 9,570.666612		$ 10,142.162507
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg High Yield Municipal Bond Index
Accumulated Value		$ 10,000			$ 9,820.0531					$ 10,624.146937				$ 11,010.742645